Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Private warrant liabilities at fair value [Member]
Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument [Line Items]
Balance	$ 5,934,000
Granted in the year	3,642,663	9,222,288
Losses recognized in profit or loss	(4,592,606)	(3,288,288)
Balance	4,984,057	5,934,000
Convertible preference share liabilities at fair value [Member]
Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument [Line Items]
Balance	7,767,238
Granted in the year	6,007,337	14,067,712
Exercised in the year	(6,855,259)	(5,214,962)
Losses recognized in profit or loss	7,651,652	(1,085,512)
Balance	14,570,968	7,767,238
Financial assets at fair value through profit or loss [Member]
Fair Value Information (Details) - Schedule of the Changes in Level 3 Instrument [Line Items]
Balance	995,101	1,073,229
Losses recognized in profit or loss	548,944	(78,128)
Balance	$ 1,544,045	$ 995,101